Award Timing Disclosure	May 21, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of stock option or equity grant dates. All stock options are granted under the terms of our 2024 Stock Incentive Plan (“2024 Plan”) with an exercise price per share that is no less than the fair market value of our common stock on the date of grant of such award.
Award Timing MNPI Considered [Flag]	true